Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Current portion of convertible debt discount	$ 18,225	$ 16,980	$ 0
Current portion of convertible debt, unamortized warrant discount	205,227	0
Current portion of convertible debt, financing costs	506,759	0
Convertible debt, unamortized debt discount	865,273	1,291,892	78,556
Convertible debt, unamortized warrant discount	16,496	363,663	0
Net financing costs	$ 367,980	$ 1,287,109	$ 457,886
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares designated	1,000
Preferred stock, shares issued		1,000	0
Preferred stock, shares outstanding		1,000	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	100,000,000
Common stock, shares issued	103,989,554	89,242,624	75,483,456
Common stock, shares outstanding	103,989,554	89,242,624	75,483,456
Common stock issued for services, par value	$ 0.001	$ 0.001
Common stock issued for services	502,500	1,249,998
Series A preferred stock
Preferred stock, shares designated		1,000	1,000
Preferred stock, shares issued		1,000
Preferred stock, shares outstanding		1,000